SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 27, 2022 shares	Nov. 30, 2024 shares	Feb. 29, 2024 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 CNY (¥) Vote shares	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 CNY (¥) shares	Oct. 05, 2023 shares	Feb. 15, 2023 Vote shares
SHARE CAPITAL
Reissuance of treasury stock for share option exercise and restricted share units vested shares					23,788,254	23,788,254	3,252,768
Proceeds from issuance of stock | ¥							¥ 2,122,123
Payment of issuance costs					¥ 35,791	$ 4,903	¥ 1,880
Shares issued to depositary bank (in shares)		39,000,000
Common Class A
SHARE CAPITAL
Entitled vote per ordinary share | Vote					1	1
Conversion share ratio					1	1
Ordinary shares, shares authorized (in shares)				2,698,935,000	2,698,935,000	2,698,935,000	2,698,935,000
Ordinary shares, shares issued (in shares)				1,513,609,283	1,611,141,743	1,611,141,743	1,513,609,283
Increase in number of shares								1,500,000,000
Proceeds from issuance of stock | ¥				¥ 2,122,123
Payment of issuance costs | ¥				¥ 37,720
Common Class A | Mr. Sheng Chen, the Founder and Co-chairperson
SHARE CAPITAL
Stock issued during period			34,744,206
Common Class A | Success Flow International Investment Limited
SHARE CAPITAL
Number of shares issued				455,296,932
Common Class A | Choice Faith Group Holdings Limited
SHARE CAPITAL
Number of shares issued				195,127,260
Common Class B
SHARE CAPITAL
Entitled vote per ordinary share | Vote					10	10
Ordinary shares, shares authorized (in shares)				300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)				30,721,723	30,721,723	30,721,723	30,721,723
Common Class C
SHARE CAPITAL
Entitled vote per ordinary share | Vote					1	1
Ordinary shares, shares authorized (in shares)				60,000	60,000	60,000	60,000
Class D ordinary shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									500
Ordinary shares, shares authorized (in shares)									555,000
Ordinary shares, shares issued (in shares)					0	0
Series A Perpetual Convertible Preferred Shares
SHARE CAPITAL
Total issuance for converted preferred stock	300,000